Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC	$ 1,305,632	8,217,522	4,321,910	1,907,575
Non-PRC	(64,879)	(408,343)	(260,747)	(224,454)
Income before income taxes	$ 1,240,753	7,809,179	4,061,163	1,683,121